TRADE RECEIVABLES AND OTHER ASSETS - Schedule of Current and Non-Current Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Current prepaid expenses	$ 23	$ 14	$ 18
Other current assets	434	13	14
Total other current assets	457	27	32
Non-current prepaid expenses	19	20	22
Other non-current assets	9	18	84
Total other non-current assets	28	38	106
Total other assets	$ 485	$ 65	$ 138